Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 2,265	$ 2,349	$ 2,059
Sales inducements deferred	167	170	285
Amortization charged to income	(188)	(126)	(192)
Effect of unrealized gains and losses	34	(128)	197
Balance, end of year	$ 2,278	$ 2,265	$ 2,349